CASH AND BORROWINGS - Liquidity and capital resources (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Cash net of bank overdrafts	$ 333	$ 155	$ 38	$ 102
Net debt	1,104	1,281	1,550	$ 1,361
Increase (decrease) in net debt	(177)	$ (269)	$ 189
Commited facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities	2,429
Amount drawn	$ 1,429